             As filed with the Securities and Exchange Commission
                              on November 8, 1996
                     Registration No. 333-_____  811-_____
                     ____________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
                       Pre-Effective Amendment No. __                      [_]
                       Post-Effective Amendment No. __                     [_]
                                    and/or
                            REGISTRATION STATEMENT
                   UNDER THE INVESTMENT COMPANY ACT OF 1940                [X]
                               Amendment No. __                            [_]

                       (Check appropriate box or boxes)

                           HORACE MANN MUTUAL FUNDS
              (Exact Name of Registrant as Specified in Charter)

                             ONE HORACE MANN PLAZA
                          SPRINGFIELD, ILLINOIS 62715
         (Address of Principal Executive Offices, including Zip Code)

                                Ann M. Caparros
                             ONE HORACE MANN PLAZA
                          SPRINGFIELD, ILLINOIS 62715
                    (Name and Address of Agent for Service)
                                (217) 789-2500
             (Registrant's Telephone Number, including Area Code)

                                   COPY TO:

                               CATHY G. O'KELLY
                       VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                222 N. LASALLE
                            CHICAGO, ILLINOIS 60601

     APPROXIMATE DATE OF PROPOSED OFFERING: As soon as practicable after the effective date of this Registration Statement.

     Pursuant to Reg. (S)270.24f-2 under the Investment Company Act of 1940, Registrant hereby declares that an indefinite number or amount of shares are being registered under the Securities Act of 1933.

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

                            HORACE MANN MUTUAL FUNDS
                             Cross Reference Sheet
                           (As Required by Rule 495)

             Item Number in Form N-1A                              Caption
             ------------------------                              -------
                                        PART A - PROSPECTUS
                                        -------------------
1.   Cover Page                                                  Cover Page

2.   Synopsis                                                    Cover Page

3.   Condensed Financial Information                             Investment Return

4.   General Description of the Registrant                       The Funds, their Investment Objectives and Policies;
                                                                 Types of Investments and Associated Risks

5.   Management of the Fund                                      Management

5A.  Management's Discussion of Fund Performance                 Not Applicable

6.   Capital Stock and other Securities                          Voting Rights, Purchases and Redemptions; Shareholder
                                                                 Inquiries; Dividends, Distributions and Federal Taxes

7.   Purchase of Securities Being Offered                        Purchases and Redemptions
                                                                 Dividends, Distributions and Federal Taxes

8.   Redemption or Repurchase                                    Purchases and Redemptions

9.   Pending Legal Proceedings                                   Not Applicable


Horace Mann Mutual Funds
Cross Reference Sheet (continued)

          Item Number in Form N-1A                                    Caption
          ------------------------                                    -------

                 PART B - STATEMENT OF ADDITIONAL INFORMATION
                 --------------------------------------------
10.  Cover Page                                                  Cover Page
11.  Table of Contents                                           Table of Contents
12.  General Information and History                             General Information
13.  Investment Objectives and Policies                          Investment Restrictions
14.  Management of the Fund                                      Management of the Funds
15.  Control Persons and Principal Holders of Securities         Control Persons and Principal Holders of Securities
                                                                 Management of the Funds
16.  Investment Advisory and Other Securities                    Investment Advisory Agreement; Investment Sub-Advisory
                                                                 Agreements; Other Services
17.  Brokerage Allocation                                        Brokerage Allocation
18.  Capital Stock and Other Securities                          Control Persons and Principal Holders of Securities
19.  Purchase, Redemption and Pricing of Securities Being        Purchase, Redemption and Pricing of Fund Shares
     Offered
20.  Tax Status                                                  Tax Status
21.  Underwriters                                                Not applicable
22.  Calculations of Performance Data                            Investment Performance
23.  Financial Statements                                        Report of Independent Auditors, Statement of Net Assets

                                    PART C
                                    ------
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                               TABLE OF CONTENTS
                               -----------------

                                                                   Page
                                                                   ----
THE TRUST, THE FUNDS, AND THEIR
INVESTMENT OBJECTIVES AND POLICIES.................................   1
     Small Cap Growth Fund.........................................   1
     International Equity Fund.....................................   1
     Socially Responsible Fund.....................................   2

FUNDAMENTAL INVESTMENT LIMITATIONS.................................   3

TYPES OF INVESTMENTS AND ASSOCIATED
RISKS..............................................................   3

INVESTMENT RETURN..................................................   7

MANAGEMENT.........................................................   7
     Investment Adviser and Manager, Horace Mann Investors, Inc....   7
     The Sub-Advisers..............................................   8
          Small Cap Growth Fund....................................   8
          International Equity Fund................................   8
          Socially Responsible Fund................................   8
          General..................................................   8
     Custodian and Fund Accounting Agent:..........................   8

PURCHASES AND REDEMPTIONS..........................................   8

DIVIDENDS, DISTRIBUTIONS AND
FEDERAL TAXES......................................................   9

VOTING RIGHTS......................................................   9

SHAREHOLDERS INQUIRIES.............................................   9

ADDITIONAL INFORMATION.............................................   9

THE TRUST, THE FUNDS, AND THEIR INVESTMENT OBJECTIVES AND POLICIES

     The Trust was organized as a Delaware business trust under a Declaration of Trust dated November 7, 1996. The Declaration of Trust permits the Trust to offer shares of separate funds. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities elated thereto. The Trust reserves the right to create and issue shares of funds in addition to the Funds described herein.

     The investment objectives and policies of each Fund are described below. Prospective purchasers should recognize that there are risks in the ownership of any security and that there can be no assurance that the objectives of the Funds will be realized.

     Each Fund seeks to attain its objectives by pursuing investment policies that call for investments in certain types of securities and by employing various investment strategies. These investment policies and strategies may be changed without shareholder approval. However, each Fund will not, as a matter of policy, change its investment policies without notice to its shareholders.

     Supplemental information on the investment policies as well as a description of the investment restrictions of each Fund are contained in the Statement of Additional Information.

SMALL CAP GROWTH FUND

     The investment objective of the Small Cap Growth Fund is long-term capital appreciation. The Fund ordinarily invests substantially all of its assets in small cap equity securities with earnings growth potential. Such securities would be considered by the sub-adviser to have favorable and above-average earnings growth prospects, that is, securities with growth rate estimates in excess of average for the Fund's benchmark (Russell 2000 Growth Index) and capitalization below $1 billion.

     The Small Cap Growth Fund may make interim investments in short-term debt instruments in order to generate a return on otherwise idle cash. If a market decline is expected, the Fund may sell its portfolio securities and invest all or part of the proceeds in investment grade corporate bonds, debentures, preferred stock and U.S. Government securities; or it may retain funds in the form of cash or cash equivalents.

INTERNATIONAL EQUITY FUND

     The International Equity Fund seeks long-term growth of capital. The International Equity Fund pursues this objective through diversified holdings of marketable foreign equity investments. The Fund invests in companies, wherever organized, which do business primarily outside the United States. The Fund intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry.

     The International Equity Fund invests primarily in equity securities of established companies, listed on foreign exchanges, which the sub-adviser believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. However, management intends to maintain a portfolio consisting primarily of equity securities. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of exchange rate fluctuations and exchange controls, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war and expropriation The net asset value of the shares of the Fund will increase or decrease with changes in the market price of the Fund's investments and changes in foreign currency exchange rates. (See "Types of Investments and Associated Risks -- Foreign Securities").

     The International Equity Fund has no present intention of altering its general policy of being primarily invested under normal conditions in foreign securities. However, in the event of exceptional conditions abroad, the Fund may temporarily invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the United States.

     The International Equity Fund may, for hedging purposes, purchase forward foreign currency exchange contracts, foreign currency options and futures contracts and foreign currencies in the form of bank deposits. The Fund may also purchase other foreign money market instruments, including, but not limited to, bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements.

SOCIALLY RESPONSIBLE FUND

     The Socially Responsible Fund seeks to achieve long term growth of capital, above-average current income and growth of income. It pursues these objectives through a diversified portfolio composed primarily of marketable equity securities. The Socially Responsible Fund seeks to achieve these objectives by investing in socially responsive companies which the sub-adviser determines:

     (a)  Do not produce tobacco products;

     (b)  Do not produce alcoholic beverages;

     (c)  Do not own and/or operate casinos or manufacture gaming devices;

     (d)  Do not produce pornographic materials;

     (e) Do not produce nuclear weapons or guidance and/or delivery systems specifically for nuclear weapons;

     (f) By popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

     (g) By popular standards, maintain environmental policies, practices and procedures which are currently acceptable, or which are exhibiting improvement.

     In addition, except during the initial start-up period or pending the reinvestment of proceeds from the sale or disposition of the Fund's portfolio securities or the distribution of assets upon termination of the Fund, substantially all and at least 85% of the Fund's total assets will, under normal circumstances, be invested in equity securities of companies which are of at least average financial quality but which are currently undervalued relative to either their peer group, the markets or their fundamental outlook, and whose dividend yields are at least 20% higher than the dividend yield of the S&P 500 Index.

     While the Fund emphasizes investments in U.S. chartered companies, it can commit up to 25% of the Fund's total assets to equity securities issued by non-U.S. chartered companies which meet the criteria applicable to domestic investments.

     The above investment limitations or policies are applied at the time investment securities are purchased.

     In the course of pursuing its investment objectives, the Socially Responsible Fund may engage in so-called "strategic transactions," and in this regard, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, on securities indices and on other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures, purchase and sell derivatives and other similar instruments, and engage in other similar or related investment techniques or strategies. Any or all of these investment techniques or strategies may be used at any time and there is no particular technique or strategy that dictates the use of one technique or strategy rather than another, as use of any "strategic transaction" is a function of numerous variables including market conditions.

     Although certain "strategic transactions" may be used to enhance potential gain, the Socially Responsible Fund will not enter into any "strategic transactions" for non-hedging purposes, if, as a result of entering into any such transactions, more than 5% of the Fund's total assets would then be committed for such purposes. "Strategic transactions" involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes, and with respect to transactions which do not qualify as hedging transactions within the meaning of applicable regulations of the Commodity Futures Trading Commission, the Fund will not enter into futures contracts or related options, if, as a result of entering into such futures contracts or related options, the aggregate initial margin and premiums for establishing all such positions exceed 5% of the fair market value of the Fund's net assets, not including any in-the-money amount on any such options in computing such 5%. The Fund will comply with applicable regulatory requirements when implementing these "strategic transactions."

FUNDAMENTAL INVESTMENT LIMITATIONS

     A Fund's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any such change. No assurance can be provided that a Fund will achieve its investment objective.

     Each Fund has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Fund" which are set forth in the Statement of Additional Information.

TYPES OF INVESTMENTS AND ASSOCIATED RISKS

     Investments in any type of security are subject to varying degrees of market risk, financial risk, and in some cases, reinvestment risk. Although the Funds are subject to these risks, their investment policies and restrictions are designed to reduce such risk. Further, each Fund exercises due care in the selection of its portfolio securities.

     MARKET RISK is the potential for fluctuations in the price of the security because of market factors. For equity securities, market risk is the possibility of change in price caused by stock market price changes; for debt securities, market risk is the possibility that the price will fall because of changing interest rates. In general, debt securities' prices vary inversely with changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

     FINANCIAL RISK is based on the financial situation of the issuer. For equity securities, financial risk is the possibility that the price of the security will fall because of poor earnings performance by the issuer. For debt securities, financial risk is the possibility that a bond issuer will fail to make timely payments of interest or principal to a fund. The financial risk of a fund depends on the credit quality of its underlying securities. In general, the lower the credit quality of a fund's securities, the higher a fund's yield, all other factors such as maturity being equal.

     REINVESTMENT RISK is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid (or "called") prior to its expected maturity date. If during periods of falling interest rates a debt security with a high stated interest rate is called away, the unanticipated proceeds would likely be invested at lower interest rates, and the fund's income may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

     In addition to the risks generally associated with investing, there are risks particular to certain types of investments. The following provides additional information on various types of instruments in which the Funds may invest and their associated risks. A Fund may not buy all these instruments to the extent permitted unless it believes that doing so will help the Fund achieve its objectives.

     EQUITY SECURITIES -- During normal market conditions each Fund will invest primarily in equity securities. Normally the Small Cap Growth Fund will invest at least 80% and the Socially Responsible Fund will invest at least 85% of the value of their total assets in equity securities. The Funds will invest primarily in equity securities of U.S. issuers, except the International Equity Fund, which will invest primarily in foreign issuers. Equity securities include common stock and preferred stock (including convertible preferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and partnerships; and depositary receipts of companies. Under normal market conditions the Small Cap Growth Fund will invest at least 90% (in any event at least 65%) of its assets in equity securities of smaller-capitalized organizations

(less than $1 billion at the time of investment). These organizations will normally have limited product lines, market and financial resources and will be dependent upon a limited management group.

     U.S. GOVERNMENT OBLIGATIONS -- U.S. Government obligations are direct obligations of the U.S. Government and are supported by the full faith and credit of the U.S. Government. U.S. Government agency securities are issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. Some of these securities are backed by the full faith and credit of the U.S. Government; others are backed by the agency's right to borrow a specified amount from the U.S. Treasury; and still others, while not guaranteed directly or indirectly by the U.S. Government, are backed with collateral in the form of cash, Treasury securities or debt instruments that the lending institution has acquired through its lending activities.

     ADRS, EDRS, AND GDRS -- Each Fund may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations as described below under "Foreign Investments."

     OPTIONS AND FUTURES CONTRACTS -- To the extent consistent with its investment objective, each Fund may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity Fund, cross-hedging. These options may relate to particular securities, financial instruments, foreign currencies, stock or bond indices or the yield differential between two securities, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. A Fund will not purchase put and call options where the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

     To the extent consistent with its investment objective, each Fund may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or for other hedging purposes. The value of a Fund's contracts may equal or exceed 100% of the Fund's total assets, although a Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

     Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Fund may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

     A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Fund's position in a futures contract or related option, the Fund will create a segregated account of liquid high grade assets or will otherwise cover its position in accordance with applicable SEC requirements.

     The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures contract or option;
(b) possible lack of liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) a sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rages and other economic factors.

     The Funds intend to comply with the regulations of the Commodity Futures Trading Commission exempting the Funds from registration as a "commodity pool operator."

     LIQUIDITY MANAGEMENT -- Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if its sub-adviser determines that market conditions warrant, a Fund may also invest without limitation in high quality money market instruments.

     High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement.

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS -- Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Fund's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

     REPURCHASE AGREEMENTS -- Repurchase agreements are instruments under which a fund acquires ownership of a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during a fund's holding period. A fund entering into a repurchase agreement is exposed to the risk that the other party to the agreement may be unable to keep its commitment to repurchase. In that event, a fund may incur disposition costs in connection with liquidating the collateral (i.e., the underlying security). Moreover, if bankruptcy proceedings are commenced with respect to the selling party, receipt of the value of the collateral may be delayed or substantially limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. The Funds believe that these risks are not material inasmuch as each Fund will evaluate the credit worthiness of all entities with which it proposes to enter into repurchase agreements, and will seek to assure that each arrangement is adequately collateralized.

     REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS -- The Small Cap Growth Fund is authorized to make limited borrowings. If the securities held by the Fund should decline in value while borrowings are outstanding, the net asset value of the Fund's outstanding shares will decline in value by proportionately more than the decline in value suffered by the Fund's securities. This use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest expense, that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase and that the securities may not be returned to the Fund. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid high-grade debt securities having a value at least equal to the repurchase price. The Fund's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any investments.

     INVESTMENT COMPANIES -- In connection with the management of its daily cash position, the Small Cap Growth Fund may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The International Equity Fund may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting exclusively of securities of issuers located in one foreign country. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other company's expenses, including advisory fees. These expenses would be in addition to the expenses each bears directly in connection with its own operations.

     SECURITIES LENDING -- A Fund may seek additional income by lending securities on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. A Fund may not make such loans in excess of 33 1/3% of the value of its total assets. Securities loans involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

     ILLIQUID SECURITIES -- No Fund will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits. Each Fund may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the sub-adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

     FOREIGN SECURITIES -- Global investing involves economic and political considerations not typically found in U.S. markets. These considerations, which may favorably or unfavorably affect the International Fund's performance, include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on interest and dividends paid to the Fund), war, expropriation, political and social instability, and diplomatic developments. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The Adviser seeks to mitigate the risks associated with these considerations through diversification and active professional management.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The International Equity Fund may enter into forward foreign currency exchange contracts ("forward contracts") to the extent of 15% of the value of its total assets, for hedging purposes. A forward contract is a contract individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The agreed price may be fixed or with a specified range of prices.

     The International Equity Fund may also enter into foreign currency futures contracts and foreign currency options to the extent of 15% of the value of its total assets, for hedging purposes. Foreign currency futures contracts are standardized contracts traded on commodities exchanges which involve an obligation to purchase or sell a predetermined amount of currency at a predetermined date at a specified price. The purpose of entering into these contracts is to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Fund may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that of transactions in forward contracts. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in forward contracts, foreign currency futures contracts and foreign currency options.

     PORTFOLIO TURNOVER RATES -- Under normal market conditions, it is expected that the annual portfolio turnover rate for each Fund will not exceed 150%. A Fund's annual portfolio turnover rate will not, however, be a factor preventing a sale or purchase when the adviser or sub-adviser believes investment considerations warrant such sale or purchase. A Fund's portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e., over 100%) will generally result in higher transaction costs to a Fund.

INVESTMENT RETURN

The total return from an investment in a Fund is measured by the distributions received (assuming reinvestment), plus or minus the change in the net asset value per share for a given period. A total return percentage may be calculated by dividing the value of a share at the end of the period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a give period, an average annual total return may be calculated by finding the average annual compounded rate that would equate a hypothetical $1,000 investment to the ending redeemable value.

Comparison of a Fund's total return with alternative investments should consider differences between the Fund and the alternative investments, the periods and methods used in calculation of the return being compared, and the impact of taxes on alternative investments. Of course, past performance is not necessarily indicative of future results.



MANAGEMENT

     The overall responsibility for the supervision of the affairs of the Funds vests in the Board of Trustees. As described below, the Board has contracted with others to provide certain services to the Funds.

INVESTMENT ADVISER AND MANAGER, HORACE MANN INVESTORS, INC.

     The Trust employs Horace Mann Investors, Inc. ("Investors") to manage the investment and reinvestment of the assets of the Funds and to continuously review, supervise and administer the Funds' investment programs. Additionally, Investors provides for the management of the business affairs of each Fund including, but not limited to, office space, secretarial and clerical services, bookkeeping services, wire and telephone communications services and other services of this nature necessary for the proper management of each Fund's business affairs.

     Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.
(NASD). Investors and Allegiance Life Insurance Company ("ALIC") are wholly-owned subsidiaries of Horace Mann Educators Corporation ("HMEC"). Horace Mann Life Insurance Company ("HMLIC"), which sponsors HMLIC's separate accounts, is a wholly-owned subsidiary of ALIC.

     Investors is a newly registered investment adviser and has not previously advised a registered investment company, however, its personnel are responsible for overseeing the investment of Horace Mann Life Insurance Company's $________ of assets. Further, each Fund is advised by a sub-adviser that, as noted below, has substantial experience in managing the assets of registered investment companies.

     Each Fund pays Investors advisory fees at the end of each month. These fees are accrued daily and are calculated by applying the following annual percentage rate to the Fund's average daily net assets for the respective month.

Small Cap Growth Fund 1.4% of Net Assets

International Equity Fund 1.1% of Net Assets

Socially Responsible Fund .95% of Net Assets

     These advisory fees are higher than the fees charged by most mutual funds.

     The Investment Advisory Agreement authorizes Investors (subject to the discretion and control of the Funds' Board of Trustees) to select the brokers or dealers that will execute the purchases and sales of portfolio securities and requires Investors to use its best efforts to obtain the best available price and most favorable execution.

     The Advisory Agreement with Investors does not cover the Funds' expenses related to legal, custodial, independent accounting and auditing, transfer agent, registrars' and other agents' services; costs related to reports, notices and proxy material; compensation and expenses of independent directors; stock issuance expenses; brokers' commissions; taxes and fees payable to governmental agencies; and expenses of shareholders' and directors' meetings.

THE SUB-ADVISERS

     SMALL CAP GROWTH FUND.  PNC Equity Advisers Company ("PNC"), a registered
     ---------------------
investment adviser, serves as the investment sub-adviser of the Small Cap Growth Fund pursuant to a Sub-Advisory Agreement with Investors. PNC is responsible for managing the Fund, subject to the direction of the Board of Trustees and the Adviser. PNC has approximately $__________ billion under management and manages __________ investment companies.

     For such services, Investors pays PNC at the annual rate of 1.00% of the Fund's average daily net assets for the respective month.

     INTERNATIONAL EQUITY FUND. Scudder, Stevens & Clark, Inc. ("SSC"), a
     --------------------------
registered investment adviser, serves as the investment sub-adviser of the International Equity Fund pursuant to a Sub-Advisory Agreement with Investors. SSC is responsible for managing the Fund, subject to the direction of the Board of Trustees and the Adviser. SSC has approximately $_____ billion under management and manages _____ investment companies including _____ non-U.S. investment companies.

     For such services, Investors pays SSC at the annual rate of .70% of the Fund's average daily net assets for the respective month.

     SOCIALLY RESPONSIBLE FUND. SSC also serves as the investment sub-adviser of
     --------------------------
the Socially Responsible Fund. For such services, Investors pays SSC at the annual rate of .55% of the Fund's average daily net assets for the respective month.

     GENERAL.  Under the terms of each Sub-Advisory Agreement, the sub-adviser
     -------
manages its respective Funds, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Board of Trustees and Investors.

CUSTODIAN AND FUND ACCOUNTING AGENT:

          State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts 02110

PURCHASES AND REDEMPTIONS

     Shares of each Fund are currently sold only to HMLIC separate accounts. In the event that HMLIC establishes additional separate accounts, shares of these Funds may be made available for purchase by such additional separate accounts.

     Each Fund sells and redeems its shares at net asset value per share, without a sales or redemption charge. The net asset value of each Fund's shares is determined on each day the New York Stock Exchange ("NYSE") is open for trading at the close of the NYSE (normally 3:00 p.m. Central Time). The computation is made by dividing the net assets by the number of outstanding shares. Net assets are equal to the total assets of the Fund less its liabilities. A purchase is effected at the price based on the next calculation of net asset value per share after receipt of a request. A security listed or traded on an exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded over-the-counter are valued at the last current bid price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized discount or premium. When market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

     Except in extraordinary circumstances and as permissible under the Investment Company Act of 1940, redemption proceeds are paid on or before the fifth business day following the date the request for redemption is received.

DIVIDENDS, DISTRIBUTIONS AND
FEDERAL TAXES

     It is intended that the Trust (and each of the Funds) will qualify as regulated investment companies under the Internal Revenue Code and, therefore, will not be subject to federal income taxes to the extent earnings are distributed to shareholders. All dividends or distributions paid on Fund shares held by a separate account, net of separate account contract charges, are automatically reinvested in shares of the respective Fund at the net asset value determined on the dividend payment date.

     Effective in December of each year, each Fund intends to declare and make distributions representing not less than 98% of its net investment income and 98% of its net realized capital gains.

VOTING RIGHTS

     Each Fund is authorized by the Declaration of Trust to issue an unlimited number of shares. Shares of each Fund are of the same class with equal rights and privileges. Each share is entitled to vote on all matters submitted to a vote of shareholders. The shares of each Fund are fully paid and non-assessable and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Fund have no pre-exemptive rights. The shares of each Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so.

     Each person with voting rights will be provided with reports and proxy materials relating to the applicable Fund(s). To be entitled to vote, a shareholder (an insurance company separate account) must have been a shareholder on the record date. The number of Fund shares for which a shareholder may vote is determined by dividing the value of an interest in a Fund by the net asset value of one share of the Fund, as of the same date.

     As of __________, 1996, Horace Mann Life Insurance Company Separate Account owned approximately _____%, _____% and _____% of the outstanding shares of the Small Cap Growth Fund, International Equity Fund, and Socially Responsible Fund, respectively. Since these separate accounts' voting rights are passed through to contract owners and participants, HMLIC itself does not exercise voting control.

SHAREHOLDERS INQUIRIES

     For questions concerning investments in the Funds through HMLIC's annuity contracts, call HMLIC's toll free customer service number, (800) 999-1030. Written questions should be sent by mail to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by telefacsimile (FAX) transmission to (217) 527-2307.

ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Funds is available, without charge, upon request. The Table of Contents of this Statement follows:

TOPIC                                             PAGE
-----                                             ----
Investment Restrictions..........................
Management of the Funds..........................
  Board of Trustees..............................
  Officers.......................................
Investment Advisory Agreements...................
Investment Subadvisory Agreements................
Brokerage Allocation.............................
Other Services...................................

Purchase, Redemption and Pricing of Fund Shares
Tax Status
Control Persons and Principal Holders of Securities
General Information
Report of Independent Auditors, Statement of Net Assets
Appendix A -- Description of Securities

  To receive, without charge, a copy of the 1995 Annual Report of the Horace Mann Life Insurance Company Separate Account and/or a copy of the Statement of Additional Information for Horace Mann Life Insurance Company Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 527-2307 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY
P.O. BOX 4657
SPRINGFIELD, ILLINOIS 62708-4657


Please provide free of charge the following information:

_____ 1996 Annual Report of the Horace Mann Life Insurance Company Separate Account.

_____ Statement of Additional Information dated January ___, 1997 for the Horace Mann Mutual Funds.

_____ Statement of Additional Information dated January ___, 1997 for the Horace Mann Life Insurance Company Separate Account.

Please mail the above documents to:


--------------------------------------------------------------------------------
(Name)


--------------------------------------------------------------------------------
Address)


--------------------------------------------------------------------------------
(City/State/Zip)

                      STATEMENT OF ADDITIONAL INFORMATION
                            HORACE MANN MUTUAL FUNDS

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectus, dated January ___, 1997. A copy of the Prospectus may be obtained by writing to the Horace Mann Mutual Funds, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-
1030 (toll-free).

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Investment Restrictions.........................................................
Management of the Funds.........................................................
  Board of Trustees.............................................................
  Officers......................................................................
Investment Advisory Agreements..................................................
Investment Sub-Advisory Agreements
Brokerage Allocation............................................................
Other Services..................................................................
Purchase, Redemption and Pricing of Fund Shares.................................
Tax Status......................................................................
General Information
Control Persons and Principal Holders of Securities.............................
Report of Independent Auditors..................................................
Statement of Net Assets.........................................................
Appendix A - Description of Securities..........................................


                               January __, 1997

                            INVESTMENT RESTRICTIONS

     Each Fund operates under the following fundamental investment restrictions which cannot be changed without the approval of a "majority of the outstanding voting securities," which is defined in the Investment Company Act of 1940 to mean the lesser of (i) 67% of the Fund's shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares. A Fund may not:

          (1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

          (2) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward currency contracts;

          (3) make loans, but this restriction shall not prevent the Fund from
     (a) buying a part of an issue of bonds, debentures, or other obligations,
     (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets (taken at market value at the time of such loan);

          (4) borrow, except that it may (a) borrow up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 33 1/3% of its total assets, and the Fund will not purchase additional securities when its borrowings, less proceeds receivable from sales of portfolio securities, exceed 5% of its total assets) and (b) enter into transactions in options, futures, and options on futures;

          (5) invest in a security if 25% or more of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

          (6) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     Each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. The Fund may not:

          (a) invest in companies for the purpose of exercising control or management;

          (b) purchase, except for securities acquired as part of a merger, consolidation or acquisition of assets more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund's total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate;

          (c) mortgage, pledge, or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with options, futures, and options on futures;

          (d) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which the Fund expects to receive in a recapitalization, reorganization, or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales; and

          (e) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

                            MANAGEMENT OF THE FUNDS

     A listing of the Trustees and Officers of the Trust, their age, principal occupations for the past five years and their affiliation with other companies affiliated with Horace Mann Life Insurance Company is presented below. Correspondence with any Trustee or Officer may be addressed to the offices of the Funds at P.O. Box 4657, Springfield, Illinois 62708-4657.

BOARD OF TRUSTEES

*A. THOMAS ARISMAN (Age 50) (1, 2, 3), -- Trustee; Senior Vice President, Allegiance Life Insurance Company, Educators Life Insurance Company of America, Horace Mann Life Insurance Company, and Horace Mann Service Corporation; Director and President, Horace Mann Investors, Inc.; formerly held other officer and Director positions of various subsidiaries of Horace Mann Educators Corporation.

*LARRY K. BECKER (Age 48) (1, 3, 4), -- Trustee and Chairman of the Board; Director, Vice Executive President, and Chief Financial Officer, AIC Acquisition Corporation, Allegiance Insurance Company, Allegiance Life Insurance Company, Association & Consumer Marketing Services Corp., Educators Life Insurance Company of America, Horace Mann Insurance Company, Horace Mann Life Insurance Company, Horace Mann Service Corporation, Insuror Management Company, Senior Marketing Insurance Service Corporation, Teachers Insurance Company, and Well-Care, Inc.; Executive Vice President and Chief Financial Officer, Horace Mann Educators Corporation; Director, Horace Mann Investors, Inc.; formerly held other officer and Director positions of various subsidiaries of Horace Mann Educators Corporation.

A.L. GALLOP (Age 71) (2), -- Trustee; Executive Director (Retired), Minnesota Education Association; formerly Director, Horace Mann Educators Corporation (1968-1983).

HARRIET A. RUSSELL (Age 55) (4), -- Trustee; member, Cincinnati Board of Education; Director and Vice President, Greater Cincinnati School Employer Credit Union; teacher (Retired), Walnut Hills High School; former Director, Horace Mann Growth Fund, 1974 to 1983.

*GEORGE J. ZOCK (Age 46) (1, 2, 3), -- Trustee and President; Director, Senior Vice President and Treasurer, AIC Acquisition Corporation, Allegiance Insurance Company, Allegiance Life Insurance Company, Association & Consumer Marketing Services Corp., Educators Life Insurance Company of America, Horace Mann Insurance Company, Horace Mann Life Insurance Company, Horace Mann Service Corporation, Senior Marketing Insurance Service Corporation, Teachers Insurance Company and Well-Care, Inc.; Senior Vice President and Treasurer, Horace Mann Educators Corporation and Insuror Management Company; formerly held other officer and Director positions of various subsidiaries of Horace Mann Educators Corporation.


 ______________

* Trustee is considered an "interested person" as that term is defined in the Investment Company Act of 1940.

(1) Member of Executive Committee - Unless otherwise provided by resolution of the Board, this committee may exercise all of the powers of the Board when the Board is not in session, except as otherwise stated in the Trust's By-Laws.

(2) Member of Audit/Insurance Committee - This committee serves as the Board's liaison with the Trust's independent auditors, reviews the financial operation of the Trust, and makes periodic reports of these reviews to the Board, along with appropriate recommendations regarding the proper and efficient financial operation of the Trust. Additional responsibilities include the review and assurance of the adequacy of insurance coverage for the Trust.

(3) Member of Securities Committee - This committee coordinates and communicates with the Trust's investment adviser and sub-advisers on behalf of the Board, reviews and oversees investment management activities, makes recommendations to the Board on changes in the investment guidelines, recommends changes or adjustments to the investment advisory agreement, creates and revises standards of investment performance, and advises the Board on investment issues.

(4) Member of Nominating Committee - This committee is responsible for the selection of appropriate, qualified persons as nominees to be presented to Trust shareholders for their consideration. The committee has no formal policy with respect to prospective director nominees recommended by shareholders, but shareholders are free to make recommendations.

OFFICERS

ANN M. CAPARROS (Age 44), -- Secretary and Ethics Compliance Officer, Director, Vice President, General Counsel and Corporate Secretary, AIC Acquisition Corporation, Allegiance Insurance Company, Allegiance life Insurance Company, Association & Consumer Marketing Services Corp., Educators Life Insurance Company of America, Horace Mann Insurance Company, Horace Mann Life Insurance Company, Horace Mann Service Corporation, Senior Marketing Insurance Service Corporation, Teachers Insurance Company, and Well-Care, Inc.; Vice President, General Counsel and Corporate Secretary, Horace Mann Educators Corporation and Insuror Management Company; Secretary, Horace Mann Investors; prior to March 1994, was associated with John Deere Insurance Group and Affiliates serving as Assistant Vice President, Vice President, General Counsel, Corporate Secretary and Claims Manager.

ROGER W. FISHER (Age 44), -- Controller; Vice President and Controller, AIC Acquisition Corporation, Allegiance Insurance Company, Allegiance Life Insurance Company, Association & Consumer Marketing Services Corp., Educators Life Insurance Company of America, Horace Mann Educators Corporation, Horace Mann Insurance Company, Horace Mann Service Corporation, Horace Mann Life Insurance Company, Insuror Management Company, Senior Marketing Insurance Service Corporation, Teachers Insurance Company, and Well-Care, Inc.; Controller, Horace Mann Investors, Inc.

WILLIAM J. KELLY (Age 50), -- Treasurer and Regulatory Compliance Officer; Treasurer, Horace Mann Investors, Inc.; Vice President, Horace Mann Life Insurance Company; Vice President-Transfer Agent, Horace Mann Service Corporation; formerly held other officer and Director positions of various subsidiaries of Horace Mann Educators Corporation.

The Officers of the Trust receive remuneration from Horace Mann Service Corporation. The Trust does not pay any remuneration to officers. Independent Trustees are paid [a $____ per diem fee by the Trust for attendance at Board meetings and receive reimbursement for travel expenses.]

                         INVESTMENT ADVISORY AGREEMENT

The Adviser provides office space and executive and other personnel to the Trust. The Trust pays all expenses other than those paid by the Adviser including, but not limited to, printing and postage charges, custodian fees, fees for pricing and accounting services, legal and auditing.

The Advisory Agreement provides that neither the Adviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Trust or any Shareholder of the Trust for any error of judgment, mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the Adviser of its duties under the Agreement except for liability resulting from willful misfeasance, bad faith, or negligence on their part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement.

                       INVESTMENT SUB-ADVISORY AGREEMENTS

Each of the Investment Sub-Advisory Agreements provide that neither the Sub-Adviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the Sub-Advisor of its duties under the Agreement except for liability resulting from willful misfeasance, bad faith, or negligence on their part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement.

                              BROKERAGE ALLOCATION

The Investment Advisory Agreement and the Investment Sub-Advisory Agreements authorize Investors and the Sub-Advisers, respectively (collectively the "Advisers") (subject to the discretion and control of the Trust's Board of Trustees) to select the brokers or dealers that will execute the purchases and sales of portfolio securities and direct the Advisers to use their best efforts to obtain the best available price and most favorable execution. Subject to policies established by the Trustees of the Trust, the Advisers may also be authorized to effect individual securities transactions at commission rates in excess of the minimum commission rates available, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage or research services provided, viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Fund and other clients.

In placing portfolio transactions, each of the Advisers will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research and other services in addition to execution services. Such services may include factual and statistical information or other items of supplementary research assistance. Each of the Advisers considered such information useful in the performance of its obligations under the Advisory Agreements, but is unable to determine the amount by which such services may reduce the expenses. In addition, within the parameters of achieving best price and execution, brokerage services may be used to generate commission credits which are used to pay for pricing agent and custodial services. [See, Other Services -- Fund Pricing Agreements and Custodial Agreement."]

Some securities considered for investment by a Fund may also be appropriate for other funds and/or clients served by an Adviser. To assure fair treatment of each Fund and all clients of the Adviser in situations in which two or more clients' accounts participate simultaneously in a buy or sell program involving the same security, such transactions will be allocated among the funds and clients in a manner deemed equitable by the Adviser.

                            OTHER SERVICES

FUND PRICING AGREEMENTS -- The Trust has entered into an agreement with State Street Bank and Trust Company ("State Street"), a national banking association located at 225 Franklin Street, Boston, Massachusetts 02110, to calculate the daily net asset value per share for each Fund and to maintain certain required accounting records. The Funds pay State Street __________ annually for these services. This fee accrues daily and is paid monthly to State Street.

CUSTODIAL AGREEMENT -- State Street also serves as custodian of the assets of the Trust, including foreign securities through a sub-custodian relationship. Under the Custodial Agreement, State Street maintains the Funds' portfolio securities, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on portfolio securities, and performs such other ministerial duties outlined in the Custodial Agreement.

State Street charges the Fund an annual minimum administrative fee of _________ for serving as custodian.

TRANSFER AND DIVIDEND PAYING AGENT -- Horace Mann Service Corporation ("HMSC"), One Horace Mann Plaza, Springfield, Illinois 62715-0001, acts as the transfer agent and dividend disbursing agent for and is paid a fee based on the number of accounts outstanding. HMSC is a wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"). "Horace Mann" is a registered service mark of HMEC. The Trust has been given limited permission to use that service mark in their names, subject to HMEC's right to revoke that permission.

INDEPENDENT AUDITORS -- KPMG Peat Marwick LLP, 303 East Wacker Drive, Chicago, Illinois 60601, serves as the Trust's independent auditors. KPMG Peat Marwick LLP performs an annual audit of the financial statements of the Fund and provides accounting advice and services related to Securities and Exchange Commission filings throughout the year.

                PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

Each Fund sells and redeems its shares at net asset value per share, without a sales or redemption charge. No minimum purchase or redemption amounts apply. The daily net asset value of Fund's shares is determined by dividing the net assets by the number of outstanding shares. Net assets are equal to the total assets of the Fund less its liabilities. The price at which a purchase is effected is based on the next calculated net asset value after the order is received at the home office, One Horace Mann Plaza, Springfield, Illinois 62751-0001. A security listed or traded on an exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded over-the-counter are valued at the last current bid price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized discount or premium. Under the amortized cost method of valuation, the security is initially valued at cost. Then, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon the sale of the security. When market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

                              TAX STATUS

It is intended that the Trust (and each of the Funds) will qualify as regulated investment companies under the Internal Revenue Code ("IRC"). In order to qualify as a regulated investment company under the IRC, each of the Funds must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in these stocks, securities or foreign currencies; (b) derive less than 30% of their gross income from the sale or other disposition of stocks, securities or certain options, futures, or forward contracts held less than three months, (c) distribute at least 90% of its net investment income which includes short-term capital gains and (d) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, Government securities, the securities of other regulated investment companies, and other securities limited in respect of any one issuer to 5% of the Fund's total assets and to not more than 10% of the voting securities of that issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than Government securities or the securities of other regulated investment companies).

As a regulated investment company, a Fund is not subject to federal income tax on its net investment income (including short-term capital gains) if it distributes all net investment income to its shareholders. A Fund will not be subject to federal income tax on any net capital gains (the excess of net long-term capital gains or net short-term capital losses) that are distributed as capital gain dividends. The IRC imposes a 4% nondeductible excise tax on a publicly-held mutual fund to the extent such mutual fund does not distribute at least 98% of its ordinary income and 98% of its capital gains (both long-term and short-term) each year by the end of such year.

The Funds are an investment vehicle for the variable contracts of Horace Mann Life Insurance Company. The separate accounts which maintain the variable contracts must satisfy quarterly diversification requirements under IRC 817(h). These diversification requirements, which apply in addition to the diversification requirements imposed on the Funds by the Investment Company Act of 1940, place limitations on the investments of each Fund that can be made in the securities of certain issuers. If Fund investments are not adequately diversified under Section 817(h), the earnings of all variable contracts invested, in whole or in part, in the Fund will be currently taxable to the variable contract owners.

The above discussion is only an abbreviated summary of the applicable provisions of the IRC and is not intended as tax advice.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table sets forth, as of __________, 19__, the holdings of the shares of each of the Funds known by the respective Fund to own, control or hold with power to vote 5% or more of its outstanding securities. Since the listed insurance company registered separate accounts' voting rights are passed through to contract owners, the insurance companies themselves do not exercise voting control over the shares held in those accounts.

Small Cap Growth Fund:                  Type of Ownership        Shares Owned        % of Shares Outstanding
---------------------                   -----------------        ------------        -----------------------
Horace Mann Life Insurance Company
One Horace Mann Plaza
Springfield, Illinois  62715
     Horace Mann Life Insurance
     Company Separate Account                Record


International Equity Fund:
--------------------------
Horace Mann Life Insurance Company
One Horace Mann Plaza
Springfield, Illinois 62715
     Horace Mann Life Insurance
     Company Separate Account.....           Record
Socially Responsible Fund:
--------------------------
Horace Mann Life Insurance Company
One Horace Mann Plaza
Springfield, Illinois  62715
     Horace Mann Life Insurance
     Company Separate Account.....           Record

Horace Mann Life Insurance Company is organized under the laws of the State of Illinois and is a wholly-owned subsidiary of Allegiance Life Insurance Company, and Illinois-domiciled life insurance company. One hundred percent of the stock of Allegiance Life Insurance Company is held by Horace Mann Educators Corporation, an insurance holding company in Delaware.

                         GENERAL INFORMATION

     As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of the Trust's outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

                        REPORT OF INDEPENDENT AUDITORS
                        ------------------------------

                   [To Be Filed By Pre-Effective Amendment]

                 STATEMENT OF NET ASSETS, ______________, 1996

                            HORACE MANN MUTUAL FUNDS

                   [To Be Filed By Pre-Effective Amendment]

                                  APPENDIX A

                           DESCRIPTION OF SECURITIES

REPURCHASE AGREEMENTS - Repurchase agreements are agreements under which the purchaser (i.e., a Fund) acquires ownership of an obligation (debt instrument or
           ----
time deposit) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. If the seller of a repurchase agreement fails to repurchase this obligation in accordance with the terms of the agreement, the investing Fund will incur a loss to the extent that the proceeds on the sale are less than the repurchase price. Repurchase agreements usually involve United States Government or federal agency securities and, as utilized by the Funds, include only those securities in which the Funds may otherwise invest. Repurchase agreements are for short periods, most often less than 30 days and usually less than one week. The Funds intend to enter into repurchase agreements only with domestic commercial and savings bank and savings and loan associations with total assets of at least one billion dollars, or with primary dealers in United States Government securities. In addition, the Funds will not enter into repurchase agreements unless (a) the agreement specifies that the securities purchased, and interest accrued thereon, will have an aggregate value in excess of the price paid; and (b) the Funds take delivery of the underlying instruments pending repurchase. In entering into a repurchase agreement, a Fund is exposed to the risk that the other party to the agreement may be unable to keep its commitment to repurchase. In that event, the Fund may incur disposition costs in connection with liquidating the collateral (i.e., the
                                                                       ----
underlying security). Moreover, if bankruptcy proceedings are commenced with respect to the selling party, receipt of the value of the collateral may be delayed or substantially limited. The Funds believe that these risks are not material inasmuch as the Funds will evaluate the credit worthiness of all entities with which it proposes to enter into repurchase agreements, and will seek to assure that each such arrangement is adequately collateralized.

REVERSE REPURCHASE AGREEMENTS - Reverse repurchase agreements involve the sale of money market securities held by a Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. If it employs reverse repurchase agreements, a Fund will use the proceeds to purchase other money market securities and instruments eligible for purchase by that Fund either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At the time it enters into a reverse repurchase agreement, a Fund will place in a segregated custodial account securities having a value equal to the repurchase price. A Fund will generally utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transactions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with the proceeds of the transaction may decline below the repurchase price of the securities by the Fund which it is obligated to repurchase. As a matter of operating policy, the aggregate amount of illiquid repurchase and reverse repurchase agreements will not exceed 10% of any of the Fund's total net assets at the time of initiation.

WARRANTS - Warrants are instruments that provide the owner with the right to purchase a specified security, usually an equity security such as common stock, at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Moreover, they are usually issued by the issuer of the security to which they relate. While warrants may be traded, there is often no secondary market for them. The Funds will invest in publicly traded warrants only. Warrants do not have any inherent value. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security the warrants will have little or no market value. If warrants remain unexercised at the end of the specified exercise period, they lapse and the investing Fund's investment in them will be lost. In view of the highly speculative nature of warrants, as a matter of operating policy, no Fund will invest more than 5% of its total net assets in warrants.

CONVERTIBLE PREFERRED STOCKS AND DEBT SECURITIES - Certain preferred stocks and debt securities include conversion features allowing the holder to convert securities into another specified security (usually common stock) of the same issuer at a specified conversion ratio (e.g., two shares of preferred for one
                                        ----
share of common stock) at some specified future date or period. The market value of convertible securities generally includes a premium that reflects the conversion right. That premium may be negligible or substantial. To the extent that any preferred stock or debt security remains unconverted after the expiration of the conversion period, the market value will fail to the extent represented by that premium.

PREFERRED EQUITY REDEMPTION CUMULATIVE STOCK - Preferred Equity Redemption Cumulative Stock (PERCS) are a form of convertible preferred stock which automatically convert into shares of common stock on a predetermined conversion date. PERCS pay a fixed annual dividend rate which is higher than the annual dividend rate of the issuing company's common stock. However, the terms of PERCS limit an investor's ability to participate in the appreciation of the common stock (usually capped at approximately 40%). Predetermined redemption dates and prices set by the company upon the issuance of the securities provide the mechanism for limiting the price appreciation of PERCS.

                           HORACE MANN MUTUAL FUNDS

                                   FORM N-1A

                          PART C:  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     A.        FINANCIAL STATEMENTS:

               (i)  Financial Statements included in Part A of the Registration
                    Statement:  None

               (ii) Financial Statements included in Part B of the Registration
                    Statement:

               Statement of Net Assets*
               Report of Independent Auditors*

               Schedules I, II, III, IV and V have been omitted as the required information is not present.

     B.        EXHIBITS:

               (1)  Declaration of Trust and Certificate of Trust of Registrant.
               (2)  Bylaws of Registrant.
               (3)  None.
               (4)  None.
               (5)  (a)  Investment Advisory Agreement*
                    (b) Investment Sub-Advisory Agreement between Horace Mann Investors, Inc. and Scudder, Stevens & Clark, Inc.*
                    (c) Investment Sub-Advisory Agreement between Horace Mann Investors, Inc. and PNC Equity Advisers Company*
               (6)  None
               (7)  None
               (8)  Custodian Services Agreement*
               (9)  Fund Accounting Services Agreement*
               (10) Legal Opinion and consent of Vedder, Price, Kaufman &
                    Kammholz*
               (11) Consent of independent accountants.*
               (12) Not applicable.
               (13) Investment Letter of initial investor in Registrant.*
               (14) None.
               (15) None
               (16) Not applicable.
               (18) Not applicable.
               (19) Horace Mann Educators Corporation and Its Subsidiaries.*
               (27) Financial Data Schedule*

*To be filed before the effective date of the Registrant.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     No person is directly controlled by Horace Mann Mutual Funds. Companies under common control include Horace Mann Educators Corporation, its subsidiaries and Horace Mann Balanced Fund, Inc., Horace Mann Growth Fund, Inc., Horace Mann Income Fund, Inc., and Horace Mann Short-Term Investment Fund, Inc. See Exhibit #19.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

          As of November 1, 1996, there were no holders of record of any Shares of Registrant.

ITEM 27.  INDEMNIFICATION.

          Article V of Registrant's Declaration of Trust, filed herewith as
Exhibit 1, provides for the indemnification of Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of he duties involved in the conduct of their office ("Disabling Conduct").

          Registrant will obtain from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS.

     Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

          All such accounts, books and other documents are maintained (i) at the offices of the Registrant, (ii) at the offices of Registrant's investment adviser, Horace Mann Investors, Inc., One Horace Mann Plaza, Springfield, Illinois 62715, (iii) at the offices of Registrant's investment sub-advisers, Scudder, Stevens & Clark, Inc., Two International Place, Boston, Massachusetts 02110 and PNC Equity Advisors Company, 1835 Market Street, 15th Floor, Philadelphia, Pennsylvania 19103, or (iv) at the offices of Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

ITEM 31.  MANAGEMENT SERVICES.

          Not Applicable.

ITEM 32.  UNDERTAKINGS.

          (a)  Not applicable.

          (b) The Registrant undertakes to file a Post-Effective Amendment using financial statements of Registrant, which need not be certified, within four to six months from the effective date of the Registration Statement.

          (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES
                                  ----------


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield, State of Illinois, on the 8th day of November, 1996.

                                       HORACE MANN MUTUAL FUNDS


                                       By:  /s/ George J. Zock
                                            ------------------------------------
                                                George J. Zock, President



          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ George J. Zock         President (Principal Executive      November 8, 1996
--------------------
    George J. Zock         Officer) and Trustee


/s/ William J. Kelly       Treasurer (Principal Financial      November 8, 1996
----------------------
    William J. Kelly       and Accounting Officer)

                                 EXHIBIT INDEX
                                 -------------

                                                                                   Sequential
Exhibit                                                                               Page
-------                                                                            ----------
  B.       EXHIBITS:

            1   Declaration of Trust and Certificate of Trust of Registrant.
            2   Bylaws of Registrant.
            3   None.
            4   None.
            5   (a)  Investment Advisory Agreement*
                (b)  Investment Sub-Advisory Agreement between Horace Mann
                     Investors, Inc. and Scudder, Stevens & Clark, Inc.*
                (c)  Investment Sub-Advisory Agreement between Horace Mann
                     Investors, Inc. and PNC Equity Advisers Company*
            6   None
            7   None
            8   Custodian Services Agreement*
            9   Fund Accounting Services Agreement*
            10  Legal Opinion and consent of Vedder, Price, Kaufman &
                Kammholz*
            11  Consent of independent accountants.*
            12  Not applicable.
            13  Investment Letter of initial investor in Registrant.*
            14  None.
            15  None
            16  Not applicable.
            18  Not applicable.
            19  Horace Mann Educators Corporation and Its Subsidiaries.*
            27  Financial Data Schedule*

*To be filed before the effective date of the Registrant.